U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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1. Name and address of issuer:

   Walnut Street Prime Reserve Fund
   670 Mason Ridge Center Drive, Suite 300
   St. Louis, MO 63141

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2. Name of each series or class of funds for which this notice is filed:

   Walnut Street Prime Reserve Fund

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3. Investment Company Act File Number: 811-7552

   Securities Act File Number:         33-59044

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4. Last day of fiscal year for which this notice is filed:

   December 31, 1996

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                 [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

   0 (zero) Shares

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

   0 (zero) Shares

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9. Number and aggregate sale price of securities sold during the fiscal year:

     Shares              Dollars
     ------              -------

   174,323,154           $174,323,154

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
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Shares              Dollars
      ------              -------

    174,323,154           $174,323,154

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

      Shares              Dollars
      ------              -------
    7,743,223            $7,743,223

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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):            $174,323,154
                                                                    ------------

    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if applicable):+  7,743,223
                                                                    ------------

    (iii) Aggregate price of shares redeemed or repurchased during
          the fiscal year (if applicable):                          -168,929,181
                                                                    ------------

    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
          to rule 24e-2 (if applicable):                            +          0
                                                                    ------------

    (v)   Net aggregate price of securities sold and issued during
          the fiscal year in reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line (iv)]
          (if applicable):                                            13,137,196
                                                                    ------------

    (vi)  Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation (see
          Instruction C.6):                                         x     1/3300
                                                                    ------------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:   $   3,980.97
                                                                    ------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      [X]
    Date of mailing or wire transfer of filing fees to the Commission's lockbox despository:

    Februry 26, 1997


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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*   /s/ E. Thomas Hughes
                                --------------------------------------
                                E. Thomas Hughes, Treasuer
                                --------------------------------------

    Date Feb. 19, 1997
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  *Please print the name and title of the signing officer below the signature.
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

[Husch & Eppenberger Letterhead]                       100 N. Broadway
                                                       Suite 1300
Attorneys and Counselors at Law                        St. Louis, Missouri 63102
                                                       Fax: 314-421-0239
                                                       314-421-4600

                               February 24, 1997


The Walnut Street Funds, Inc.
670 Mason Ridge Center Drive
Suite 300
St. Louis, Missouri 63141

                    Re: The Walnut Street Fund, Inc. (the "Fund")
                        -----------------------------------------

Gentlemen:

     In connection with the preparation of the Fund's 24f-2 Notice for the Fund's fiscal year ended December 31, 1996, which will be filed with the Securities and Exchange Commission, you have asked that we provide you with certain legal opinions. To give these opinions, we have examined such documents and records of the Fund and made such inquiries of officers and managers of the Fund as we have deemed necessary.

     Based upon the foregoing and in reliance upon factual information that we have received from the Fund's officers and managers, which information we have not independently verified, it is our opinion that the 182,066,377 shares of the Fund's common stock, par value $1.00 per share, issued between January 1, 1996, and December 31, 1996, were legally issued, fully paid, and non-assessable.

                                             Very truly yours,

                                             /s/ Husch & Eppenberger
                                             --------------------------
                                             Husch & Eppenberger